Segment Information and Geographic Data - Business optimization costs (Details) - USD ($) $ in Millions	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Information and Geographic Data
Retention costs			$ 3.2	$ 10.7	$ 13.9	$ 3.0
IT costs	$ 2.2	$ 4.4			$ 4.8	$ 3.8